Schedule of issuance of shares upon conversion of notes and settlement of debts (Details) - USD ($)		12 Months Ended
	May 16, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements		995,362	2,045,739
Fair value of settlement shares		$ 1,713,587	$ 2,963,218
Debt settled on May 16, 2023		(1,265,587)	(2,317,606)
Loss on Debt Settlements		$ 448,000	$ 645,612
Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements			478,200
Share price as of settlement date			$ 1.44
Fair value of settlement shares			$ 688,608
Debt settled on May 16, 2023			(478,200)
Loss on Debt Settlements	$ 210,408		$ 210,408
Settlement Agreement 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements			289,100
Share price as of settlement date			$ 1.44
Fair value of settlement shares			$ 416,304
Debt settled on May 16, 2023			(289,100)
Loss on Debt Settlements	127,204		$ 127,204
Tan 2023 Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements			700,000
Share price as of settlement date			$ 1.44
Fair value of settlement shares			$ 1,008,000
Debt settled on May 16, 2023			(700,000)
Loss on Debt Settlements			$ 308,000
Chen Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements			578,439
Share price as of settlement date			$ 1.47
Fair value of settlement shares	$ 850,306		$ 850,306
Debt settled on May 16, 2023			(850,306)
Loss on Debt Settlements
Executive Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements		295,361
Share price as of settlement date		$ 1.28
Fair value of settlement shares		$ 376,587
Debt settled on May 16, 2023		(376,587)
Loss on Debt Settlements
Eighti EPL Settlement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements		700,000
Share price as of settlement date		$ 1.91
Fair value of settlement shares		$ 1,337,000
Debt settled on May 16, 2023		(889,000)
Loss on Debt Settlements		$ 448,000